Restricted Deposits	12 Months Ended
Dec. 31, 2011
Restricted Deposits [Abstract]
Restricted Deposits
Note 8 - Restricted Deposits

In August 2010, the Company made interest-bearing restricted deposits in connection with the issuance of an appeal bond guaranteed by Bank Leumi L'Israel in the total amount of $5,175. The deposits were for periods of six months, renewing automatically, and accrued annual interest of 0.65%. (Balance as of December 31, 2010, including interest - $5,182) See Note 17(D).

Following the Company's successful appeal in the infringement dispute with Rudolph, the appeal bond was officially released in September 2011.